Disaggregated Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 13 — DISAGGREGATED REVENUES

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

	Nine months ended September 30,
Revenue from external customers	2024	2023
IVF treatment service	$3,637,250	$3,162,400
Surrogacy, ancillary caring and other services	522,513	454,298
Total revenues	$4,159,763	$3,616,698

Geographical information

	Nine months ended September 30,
Revenue from external customers originated from	2024	2023
HK SAR	$—	$—
Kyrgyzstan	2,066,992	2,184,214
Cambodia	461,232	424,130
Thailand	1,631,539	1,008,354
Total revenues	$4,159,763	$3,616,698

The revenue information above is based on the locations where the revenue originated.

	September 30,	December 31,
Long-lived assets located at	2024	2023
HK SAR	$260	$584
Cambodia	132,414	137,472
Thailand	362,433	307,948
	$495,107	$446,004

The Company’s long-lived assets consist of plant and equipment, net and operating leases right-of-use assets, net.

NOTE 13 — DISAGGREGATED REVENUES

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

	For the year ended December 31,
Revenue from external customers	2023	2022	2021
IVF treatment service	$4,021,696	$2,819,163	$3,199,683
Surrogacy, ancillary caring and other services	1,114,457	3,125,027	918,437
Total revenues	$5,136,153	$5,944,190	$4,118,120

Geographical information

	December 31,
Revenue from external customers originated from	2023	2022	2021
HK SAR	$34,038	—	$—
Kyrgyzstan	3,123,593	5,060,973	3,110,483
Cambodia	621,619	377,608	313,737
Thailand	1,356,903	505,609	693,900
Total revenues	$5,136,153	5,944,190	$4,118,120

The revenue information above is based on the locations where the revenue originated.

	December 31,
Long-lived assets located at	2023	2022	2021
HK SAR	$584	$—
Kyrgyzstan	—	22,513	20,835
Cambodia	137,472	229,085	332,799
Thailand	307,948	254,745	238,744
	$446,004	$506,343	592,378

The Company’s long-lived assets consist of plant and equipment, net and operating leases right-of-use assets, net.